CASH AND CASH EQUIVALENTS, RESTRICTED CASH, SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES - Additional information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CASH AND CASH EQUIVALENTS, RESTRICTED CASH, SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES
Continuous unrealized losses for 12 months or greater	$ 0	$ 0